Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Summary of goodwill

	2019 US$m	2018 US$m
Net book value
At 1 January	912	1,037
Adjustment on currency translation	10	(125)
At 31 December	922	912
– cost	16,926	15,861
– accumulated impairment	(16,004)	(14,949)

At 1 January
– cost	15,861	17,942
– accumulated impairment	(14,949)	(16,905)
At 31 December, goodwill has been allocated as follows:

	2019 US$m	2018 US$m
Net book value
Richards Bay Minerals	487	474
Pilbara	349	351
Dampier Salt	86	87
	922	912

Key assumptions calculation of fair value less costs of disposal
The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$m
5% decrease in the titanium slag price	230
1% increase in the discount rate applied to post-tax cash flows	237
10% strengthening of the South African rand	762